Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Provision for income taxes for the years ended December 31 was estimated as follows (in millions):

	2014	2015	2016
Current
Federal	$(198)	$(454)	$(41)
Non-U.S.	154	161	222
State and local	(38)	(26)	(15)
Total current	(82)	(319)	166
Deferred
Federal	193	893	284
Non-U.S.	(6)	93	1
State and local	44	56	55
Total deferred	231	1,042	340
Provision for income taxes	$149	$723	$506

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Provision for income taxes with the United States statutory tax rate as a percentage of Income before income taxes for the years ended December 31 is as follows:

	2014	2015	2016
U.S. statutory tax rate	35.0%	35.0%	35.0%
Effect of (in percentage points):
Non-U.S. tax rates under U.S. rate	(3.0)	(3.0)	(3.8)
State and local income taxes	(0.2)	1.0	1.3
U.S. tax on non-U.S. earnings (a)	(21.4)	0.2	(4.9)
Other	(2.4)	(0.2)	(0.7)
Valuation allowance	—	1.7	—
Effective tax rate	8.0%	34.7%	26.9%
________

(a)
During 2014, we changed our method for measuring currency gains and losses in computing the earnings of our European operations under U.S. tax law.  Implementation of the new method resulted in a reduction of U.S. tax on non-U.S. earnings of approximately $360 million due to realization of additional foreign tax credits.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred tax assets and liabilities at December 31 were as follows (in millions):

	2015	2016
Deferred tax assets
Net operating loss carryforwards	$540	$1,207
Provision for credit losses	87	191
Other foreign	75	83
Employee benefit plans	10	34
Foreign tax credits	756	803
Other	280	89
Total gross deferred tax assets	1,748	2,407
Less: Valuation allowance	(47)	(42)
Total net deferred tax assets	1,701	2,365
Deferred tax liabilities
Leasing transactions	3,338	4,479
Finance receivables	688	594
Other foreign	330	303
Other	18	14
Total deferred tax liabilities	4,374	5,390
Net deferred tax liability	$2,673	$3,025

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The changes in the unrecognized tax benefits for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Beginning balance	$159	$111	$91
Increase - tax positions in prior periods	28	9	2
Increase - tax positions in current period	1	1	—
Decrease - tax positions in prior periods	(44)	(22)	(1)
Settlements	(33)	(8)	(12)
Ending balance	$111	$91	$80